Schedule of Investments PIMCO Income Strategy Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 46.5%
Amsurg
TBD% due 04/28/2028 «		$9,938	$7,520
16.394% due 04/29/2027		5,305	6,327
AmSurg LLC 0.500% - 13.250% (PRIME + 2.750%) due 07/10/2026 «~		471	471
AP Core Holdings LLC 10.931% due 09/01/2027		7,201	7,039
AVSC Holding Corp. (8.681% Cash and 0.250% PIK) 8.931% (LIBOR03M + 3.000%) due 03/03/2025 ~(c)		6,926	6,698
BDO U.S.A. PC TBD% due 08/31/2028 «		1,361	1,333
Carnival Corp. 7.608% (EUR001M + 3.750%) due 06/30/2025 ~	EUR	3,152	3,348
Diamond Sports Group LLC TBD% - 15.412% due 05/25/2026		$9,349	4,861
DirecTV Financing LLC 10.431% due 08/02/2027		1,186	1,162
Encina Private Credit LLC TBD% - 9.587% (LIBOR03M + 4.674%) due 11/30/2025 «~µ		1,551	1,490
Finastra U.S.A., Inc.
5.000% - 12.627% due 09/13/2029 «µ		56	55
5.000% - 12.627% due 09/13/2029 «		544	534
Forbes Energy Services LLC TBD% due 12/31/2023 «		195	0
Gateway Casinos & Entertainment Ltd.
13.496% due 10/15/2027		3,381	3,393
13.498% due 10/18/2027	CAD	1,922	1,420
Incora TBD% - 13.917% due 03/01/2024 «		$3,373	3,487
Intelsat Jackson Holdings SA 9.772% due 02/01/2029		2,008	2,006
Ivanti Software, Inc. 9.758% due 12/01/2027		5,789	5,026
Lealand Finance Co. BV 8.431% due 06/28/2024 «		40	29
Lealand Finance Co. BV (6.431% Cash and 3.000% PIK) 9.431% due 06/30/2025 (c)		193	107
Lifepoint Health, Inc. TBD% due 11/16/2028		400	388
Magenta Buyer LLC 10.631% due 07/27/2028		500	375
Market Bidco Ltd. 10.144% due 11/04/2027	GBP	4,878	5,779
MPH Acquisition Holdings LLC 9.916% (LIBOR03M + 4.250%) due 09/01/2028 ~		$4,831	4,566
Obol France 3 SAS 8.412% (EUR001M + 4.750%) due 12/31/2025 ~	EUR	3,100	2,951
Oi SA
TBD% - 14.000% due 09/07/2024 µ		$2,779	2,779
1.750% (LIBOR06M + 1.750%) due 02/26/2035 ~		2,162	148
Poseidon Bidco SASU 9.205% - 9.222% (EUR003M + 5.250%) due 07/25/2028 ~	EUR	3,500	3,710
Profrac Services LLC 12.753% - 12.902% due 03/04/2025		$3,568	3,581
Promotora de Informaciones SA 8.905% (EUR003M + 5.220%) due 12/31/2026 ~	EUR	8,567	8,665
Promotora de Informaciones SA (6.655% Cash and 5.000% PIK) 11.655% (EUR003M + 2.970%) due 06/30/2027 «~(c)		351	338
PUG LLC
8.931% - 9.681% due 02/12/2027		$3,217	3,046
8.931% - 9.681% due 02/12/2027 «		1,384	1,318
Radiate Holdco LLC 8.681% due 09/25/2026		1,389	1,141
Rising Tide Holdings, Inc. 1.000% due 06/01/2026		$948	915
SCUR-Alpha 1503 GmbH
9.214% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	1,100	1,096
10.869% due 03/29/2030		$1,692	1,579
Steenbok Lux Finco 2 SARL 10.000% due 06/30/2026	EUR	7,755	3,706
Syniverse Holdings, Inc. 12.390% due 05/13/2027		$9,050	8,020

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	September 30, 2023 (Unaudited)

Team Health Holdings, Inc. 8.181% (LIBOR01M + 2.750%) due 02/06/2024 ~		7,013	6,867
Telemar Norte Leste SA
1.750% (LIBOR06M + 1.750%) due 02/26/2035 ~		6,166	422
1.750% due 02/26/2035		110	7
U.S. Renal Care, Inc. 10.607% due 06/20/2028		9,641	6,459
Veritas U.S., Inc. 10.431% due 09/01/2025		7,041	6,141
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		1,018	763
Windstream Services LLC
9.416% due 02/23/2027		3,130	3,099
11.666% due 09/21/2027		1,338	1,293

Total Loan Participations and Assignments (Cost $148,100)			135,458

CORPORATE BONDS & NOTES 38.1%
BANKING & FINANCE 10.1%
Agps Bondco PLC
4.625% due 01/14/2026 ^(d)	EUR	2,100	930
5.000% due 04/27/2027 ^(d)		1,300	475
5.500% due 11/13/2026 ^(d)		100	43
Armor Holdco, Inc. 8.500% due 11/15/2029 (m)		$2,000	1,743
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (m)	EUR	700	664
2.625% due 04/28/2025 (m)		1,474	1,463
7.677% due 01/18/2028 •(m)		1,211	1,146
8.000% due 01/22/2030 •(m)		918	923
8.500% due 09/10/2030 •(m)		1,138	1,144
10.500% due 07/23/2029 (m)		2,342	2,501
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	400	102
Barclays PLC
6.490% due 09/13/2029 •		$200	198
6.692% due 09/13/2034 •		300	293
7.437% due 11/02/2033 •(m)		970	997
BOI Finance BV 7.500% due 02/16/2027	EUR	1,500	1,348
Brandywine Operating Partnership LP 3.950% due 11/15/2027		$300	249
CaixaBank SA 6.840% due 09/13/2034 •		200	196
CBRE Services, Inc. 5.950% due 08/15/2034 (m)		400	378
Claveau Re Ltd. 22.696% (T-BILL 3MO + 17.250%) due 07/08/2028 ~		519	228
Cosaint Re Pte. Ltd. 15.286% (T-BILL 1MO + 9.250%) due 04/03/2028 ~		400	348
Credit Suisse AG AT1 Claim ^		3,840	403
GSPA Monetization Trust 6.422% due 10/09/2029		1,138	1,080
Hestia Re Ltd. 14.946% (T-BILL 1MO + 9.500%) due 04/22/2025 ~		469	458
Sanders Re Ltd. 17.196% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		714	564
Societe Generale SA 6.691% due 01/10/2034 •(m)		400	389
SVB Financial Group
1.800% due 02/02/2031 ^(d)		607	367
2.100% due 05/15/2028 ^(d)		100	62
3.125% due 06/05/2030 ^(d)		100	62
4.345% due 04/29/2028 ^(d)		300	193
4.570% due 04/29/2033 ^(d)		800	506
UBS Group AG
6.442% due 08/11/2028 •(m)		300	300
6.537% due 08/12/2033 •(m)		250	247
9.016% due 11/15/2033 •		250	289
Uniti Group LP
6.000% due 01/15/2030 (m)		4,868	3,098
6.500% due 02/15/2029 (m)		1,400	919
VICI Properties LP
3.875% due 02/15/2029 (m)		1,800	1,557
4.500% due 01/15/2028 (m)		1,280	1,169
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(d)		3,865	2,102

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	September 30, 2023 (Unaudited)

Yosemite Re Ltd. 15.424% (T-BILL 3MO + 9.978%) due 06/06/2025 ~		390	406

			29,540

INDUSTRIALS 23.0%
Altice Financing SA 5.750% due 08/15/2029 (m)		505	414
BAT Capital Corp. 6.421% due 08/02/2033		600	584
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (c)		271	213
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (c)		607	474
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (c)		982	770
CGG SA
7.750% due 04/01/2027	EUR	2,900	2,757
8.750% due 04/01/2027 (m)		$1,944	1,741
CVS Pass-Through Trust 7.507% due 01/10/2032		310	317
DISH DBS Corp.
5.250% due 12/01/2026 (m)		3,520	2,998
5.750% due 12/01/2028 (m)		3,560	2,743
Exela Intermediate LLC (11.500% PIK) 11.500% due 04/15/2026 (c)		36	6
Ford Motor Co. 7.700% due 05/15/2097 (m)		5,005	4,885
HCA, Inc. 7.500% due 11/15/2095 (m)		1,050	1,102
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (m)		8,343	7,420
Inter Media & Communication SpA 6.750% due 02/09/2027 (m)	EUR	800	812
Market Bidco Finco PLC 4.750% due 11/04/2027		400	366
New Albertsons LP 6.570% due 02/23/2028 (m)		$2,800	2,686
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (m)		5,300	4,574
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/30/2023 (g)(j)		450	10
Olympus Water U.S. Holding Corp. 5.375% due 10/01/2029 (m)	EUR	1,400	1,109
Santos Finance Ltd. 6.875% due 09/19/2033		$200	196
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028 (b)		500	502
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		856	774
5.750% due 09/30/2039 (m)		5,125	4,741
Transocean Aquila Ltd. 8.000% due 09/30/2028 (b)		300	300
U.S. Renal Care, Inc. 10.625% due 06/28/2028		843	565
Valaris Ltd. 8.375% due 04/30/2030 (m)		2,001	2,004
Vale SA 1.641% due 12/29/2049 ~(j)	BRL	60,000	3,732
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		$200	169
4.125% due 08/15/2031		100	82
Veritas U.S., Inc. 7.500% due 09/01/2025 (m)		2,040	1,708
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^(c)(d)		13,761	12,523
Windstream Escrow LLC 7.750% due 08/15/2028 (m)		4,700	3,742

			67,019

UTILITIES 5.0%
FORESEA Holding SA 7.500% due 06/15/2030		467	439
NGD Holdings BV 6.750% due 12/31/2026		188	135
Northwestern Bell Telephone 7.750% due 05/01/2030		7,000	3,806
Oi SA 10.000% due 07/27/2025 ^(d)		13,514	925
Pacific Gas & Electric Co.
3.750% due 08/15/2042		10	6
4.000% due 12/01/2046 (m)		1,004	639
4.200% due 03/01/2029 (m)		900	796
4.450% due 04/15/2042 (m)		322	231
4.500% due 12/15/2041		10	7

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	September 30, 2023 (Unaudited)

4.750% due 02/15/2044 (m)	1,826	1,352
4.950% due 07/01/2050 (m)	2,172	1,621
Peru LNG SRL 5.375% due 03/22/2030 (m)	4,800	3,773
Vistra Operations Co. LLC 6.950% due 10/15/2033	800	786

		14,516

Total Corporate Bonds & Notes (Cost $137,491)		111,075

CONVERTIBLE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
DISH Network Corp. 3.375% due 08/15/2026	1,600	970

Total Convertible Bonds & Notes (Cost $1,600)		970

MUNICIPAL BONDS & NOTES 2.4%
MICHIGAN 0.2%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	800	564

PUERTO RICO 1.6%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	316	164
0.000% due 11/01/2051	9,525	4,571

		4,735

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)	21,900	1,729

Total Municipal Bonds & Notes (Cost $7,423)		7,028

U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
0.000% due 12/25/2040 •(m)	128	107
0.621% due 02/25/2049 •(a)	230	17
3.500% due 12/25/2032 - 12/25/2049 (a)	428	72
3.500% due 03/25/2042 (a)(m)	926	79
4.000% due 11/25/2042 (a)(m)	685	87
11.179% due 07/25/2029 •	570	641
Freddie Mac
0.000% due 11/15/2040 •(m)	113	79
0.700% due 11/25/2055 ~(a)	16,051	1,063
3.000% due 11/15/2033 (a)	956	56
6.156% due 11/25/2055 «~	3,809	2,218
12.979% due 12/25/2027 •	1,301	1,373

Total U.S. Government Agencies (Cost $6,269)		5,792

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.8%
Banc of America Funding Trust 6.000% due 08/25/2036 ^	412	359
BCAP LLC Trust
3.549% due 03/27/2036 ~	632	446
4.534% due 03/26/2037 þ	299	420
Bear Stearns ALT-A Trust
4.074% due 09/25/2047 ^~	1,723	848
4.491% due 11/25/2036 ^~	133	68
4.714% due 09/25/2035 ^~	109	60
5.754% due 06/25/2046 ^•	783	683
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ	31	31
CALI Mortgage Trust 3.957% due 03/10/2039 (m)	1,600	1,223
CD Mortgage Trust 5.688% due 10/15/2048	153	133
Chase Mortgage Finance Trust
4.028% due 12/25/2035 ^«~	2	1
6.000% due 02/25/2037 ^	297	115
6.000% due 07/25/2037 ^	203	92
6.250% due 10/25/2036 ^	536	221
Citicorp Mortgage Securities Trust 5.500% due 04/25/2037 «	4	4
Commercial Mortgage Loan Trust 6.809% due 12/10/2049 ~	143	19
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	709	403
6.000% due 08/25/2037 ^~	344	196

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	September 30, 2023 (Unaudited)

Countrywide Alternative Loan Trust
4.290% due 04/25/2036 ^~		136	115
5.500% due 03/25/2035		98	42
5.500% due 12/25/2035 ^		847	457
5.750% due 01/25/2035		58	55
5.784% due 05/25/2037 ^•		116	35
6.000% due 02/25/2035		112	82
6.000% due 08/25/2036 ^•		122	72
6.000% due 04/25/2037 ^		351	164
6.250% due 11/25/2036 ^		206	153
6.250% due 12/25/2036 ^•		618	276
6.500% due 08/25/2036 ^		185	59
Countrywide Home Loan Mortgage Pass-Through Trust
3.856% due 02/20/2035 ~		2	1
5.500% due 10/25/2035 ^		153	88
6.250% due 09/25/2036 ^		157	62
Credit Suisse Mortgage Capital Trust 9.794% due 07/15/2032 •		2,800	2,576
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 7.384% due 06/25/2034 •		2,030	1,965
Eurosail PLC 9.338% due 06/13/2045 •	GBP	239	239
Freddie Mac 13.115% due 11/25/2041 •		$1,900	1,971
GS Mortgage Securities Corp. Trust 8.733% due 08/15/2039 •(m)		550	550
GSR Mortgage Loan Trust 6.000% due 02/25/2036 ^		1,019	437
HarborView Mortgage Loan Trust
4.188% due 07/19/2035 ^~		12	9
6.162% due 01/19/2035 «•		18	15
Hilton USA Trust 2.828% due 11/05/2035		400	318
IndyMac IMSC Mortgage Loan Trust 6.500% due 07/25/2037 ^		1,630	516
Jackson Park Trust 3.350% due 10/14/2039 ~		733	516
JP Morgan Alternative Loan Trust
3.897% due 03/25/2036 ^~		357	257
3.970% due 03/25/2037 ^~		341	306
JP Morgan Chase Commercial Mortgage Securities Trust
7.066% due 07/05/2033 •(m)		1,182	1,027
9.697% due 02/15/2035 •		2,009	1,894
JP Morgan Mortgage Trust
4.137% due 02/25/2036 ^~		81	59
4.363% due 01/25/2037 ^~		77	67
Lehman XS Trust 5.874% due 06/25/2047 •		414	364
Merrill Lynch Mortgage Investors Trust 3.716% due 03/25/2036 ^~		543	302
Morgan Stanley Capital Trust 9.855% due 11/15/2034 •		1,200	1,108
Morgan Stanley Mortgage Loan Trust 5.962% due 06/25/2036 ^~		2,065	585
Natixis Commercial Mortgage Securities Trust 8.500% due 11/15/2034 •		1,065	982
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		374	143
6.000% due 07/25/2037 ^		621	251
6.250% due 09/25/2037 ^		1,159	475
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 09/25/2036 ^«		45	32
6.000% due 06/25/2037 ^		577	417
Stratton Mortgage Funding PLC 8.159% due 07/20/2060 •	GBP	1,800	2,179
Structured Adjustable Rate Mortgage Loan Trust
4.494% due 01/25/2036 ^~		$414	215
4.606% due 11/25/2036 ^~		354	292
SunTrust Adjustable Rate Mortgage Loan Trust
4.061% due 02/25/2037 ^~		33	28
4.152% due 04/25/2037 ^~		210	127
Tharaldson Hotel Portfolio Trust 8.922% due 11/11/2034 •		1,620	1,569
WaMu Mortgage Pass-Through Certificates Trust
3.705% due 02/25/2037 ^~		121	100
3.873% due 10/25/2036 ^~		175	151
3.968% due 12/25/2046 •		153	142
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 06/25/2037 ^		15	13
WSTN Trust
7.958% due 07/05/2037 ~(m)		800	794
8.748% due 07/05/2037 ~		800	794

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	September 30, 2023 (Unaudited)

10.174% due 07/05/2037 ~		600	598

Total Non-Agency Mortgage-Backed Securities (Cost $35,398)			31,366

ASSET-BACKED SECURITIES 6.0%
ABFC Trust 5.584% due 10/25/2036 •		820	810
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,750	598
Apidos CLO 0.000% due 01/20/2031 ~		$2,200	718
Argent Securities Trust 5.814% due 03/25/2036 •		5,853	3,192
Avoca CLO DAC 0.000% due 07/15/2032 ~	EUR	1,070	778
Bear Stearns Asset-Backed Securities Trust 6.500% due 10/25/2036 ^		$213	92
Belle Haven ABS CDO Ltd. 5.780% due 07/05/2046 •		85,896	9
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		1,200	266
0.000% due 10/22/2031 ~		1,000	196
Citigroup Mortgage Loan Trust 5.734% due 12/25/2036 •		2,637	1,040
Dryden CLO Ltd. 0.000% due 07/17/2031 ~		5,689	2,296
Jay Park CLO Ltd. 0.000% due 10/20/2027 ~		2,700	157
Lehman XS Trust 6.790% due 06/24/2046 «þ		2	7
Marlette Funding Trust
0.000% due 07/16/2029 «(g)		6	304
0.000% due 03/15/2030 «(g)		3	100
Merrill Lynch Mortgage Investors Trust 5.754% due 04/25/2037 •		185	88
Morgan Stanley Mortgage Loan Trust
5.674% due 04/25/2037 •		2,458	677
6.250% due 02/25/2037 ^~		195	106
Residential Asset Mortgage Products Trust 5.994% due 09/25/2036 •		97	92
Securitized Asset-Backed Receivables LLC Trust 5.714% due 05/25/2036 •		3,919	2,071
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(g)		1	609
SLM Student Loan Trust 0.000% due 01/25/2042 «(g)		2	435
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (g)		2,100	195
0.000% due 09/25/2040 «(g)		846	103
South Coast Funding Ltd. 6.227% due 08/10/2038 •		5,398	370
Taberna Preferred Funding Ltd.
6.011% due 08/05/2036 •		131	118
6.011% due 08/05/2036 ^•		2,455	2,210

Total Asset-Backed Securities (Cost $40,079)			17,637

SOVEREIGN ISSUES 2.8%
Argentina Government International Bond
0.750% due 07/09/2030 þ		1,735	431
1.000% due 07/09/2029		366	101
3.500% due 07/09/2041 þ		2,872	745
3.625% due 07/09/2035 þ		1,948	466
3.625% due 07/09/2046 þ		115	29
4.250% due 01/09/2038 þ		6,188	1,821
15.500% due 10/17/2026	ARS	26,000	6
Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	73,000	1,344
13.000% due 01/30/2026		75,200	1,388
Ghana Government International Bond
6.375% due 02/11/2027 ^(d)		$300	134
7.875% due 02/11/2035 ^(d)		400	180
8.750% due 03/11/2061 ^(d)		200	86
Provincia de Buenos Aires 105.742% due 04/12/2025	ARS	217,314	249
Romania Government International Bond
5.500% due 09/18/2028	EUR	500	524
6.375% due 09/18/2033		500	521
Venezuela Government International Bond
8.250% due 10/13/2024 ^(d)		$12	1

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	September 30, 2023 (Unaudited)

9.250% due 09/15/2027 ^(d)	151	16

Total Sovereign Issues (Cost $15,886)		8,042

	SHARES
COMMON STOCKS 6.4%
COMMUNICATION SERVICES 0.3%
Clear Channel Outdoor Holdings, Inc. (e)	261,329	413
iHeartMedia, Inc. 'A' (e)	62,317	197
iHeartMedia, Inc. 'B' «(e)	48,387	138
Promotora de Informaciones SA (e)	130,203	50

		798

CONSUMER DISCRETIONARY 0.0%
Steinhoff International Holdings NV «(e)(k)	12,793,336	0

ENERGY 0.0%
Axis Energy Services 'A' «(k)	1,253	41

FINANCIALS 1.5%
Banca Monte dei Paschi di Siena SpA (e)	523,500	1,336
Intelsat Emergence SA «(e)(k)	113,713	3,049

		4,385

INDUSTRIALS 2.7%
Drillco Holding Lux SA «(e)	10,980	288
Drillco Holding Lux SA «(e)(k)	26,444	694
Neiman Marcus Group Ltd. LLC «(e)(k)	39,846	5,418
Syniverse Holdings, Inc. «(k)	1,157,956	1,048
Voyager Aviation Holdings LLC «(e)	538	0
Westmoreland Mining Holdings «(e)(k)	25,226	290
Westmoreland Mining LLC «(e)(k)	25,448	166

		7,904

UTILITIES 1.9%
West Marine New «(e)(k)	1,500	15
Windstream Units «(e)	272,031	5,414

		5,429

Total Common Stocks (Cost $18,995)		18,557

RIGHTS 0.0%
INDUSTRIALS 0.0%
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «(e)	11,999	112

Total Rights (Cost $0)		112

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	277	1

INDUSTRIALS 0.0%
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «	11,897	110

UTILITIES 0.0%
West Marine - Exp. 09/08/2028 «	195	0

Total Warrants (Cost $2,268)		111

PREFERRED SECURITIES 1.9%
BANKING & FINANCE 1.9%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(j)	35,000	30
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(j)(m)	5,647,000	5,501
SVB Financial Group
4.000% due 05/15/2026 ^(d)(j)	100,000	4
4.250% due 11/15/2026 ^(d)(j)	100,000	4

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	September 30, 2023 (Unaudited)

4.700% due 11/15/2031 ^(d)(j)		140,000	5

			5,544

INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC 9.500% «		3,228	0

Total Preferred Securities (Cost $9,037)			5,544

REAL ESTATE INVESTMENT TRUSTS 0.7%
REAL ESTATE 0.7%
CBL & Associates Properties, Inc.		9,309	195
Uniti Group, Inc.		98,821	467
VICI Properties, Inc.		45,844	1,334

Total Real Estate Investment Trusts (Cost $1,063)			1,996

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.7%
REPURCHASE AGREEMENTS (l) 4.5%			13,100

ARGENTINA TREASURY BILLS 0.1%
69.332% due 10/18/2023 - 11/23/2023 (f)(g)(i)	ARS	308,948	423

U.S. TREASURY BILLS 0.1%
5.342% due 10/05/2023 (g)(h)		$152	152

Total Short-Term Instruments (Cost $13,837)			13,675

Total Investments in Securities (Cost $437,446)			357,363

Total Investments 122.6% (Cost $437,446)			$357,363
Auction Rate Preferred Shares (3.5)%			(10,100)
Financial Derivative Instruments (n)(o) 0.5%(Cost or Premiums, net $(3,779))			1,522
Other Assets and Liabilities, net (19.6)%			(57,209)

Net Assets Applicable to Common Shareholders 100.0%			$291,576

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Coupon represents a yield to maturity.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Axis Energy Services 'A'	07/01/2021	$18	$41	0.01%
Drillco Holding Lux SA	06/08/2023	529	694	0.24
Intelsat Emergence SA	06/19/2017 - 07/03/2023	7,942	3,049	1.05
Neiman Marcus Group Ltd. LLC	09/25/2020	1,306	5,418	1.86
Steinhoff International Holdings NV	06/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 05/31/2023	1,137	1,048	0.36
West Marine New	09/12/2023	22	15	0.01
Westmoreland Mining Holdings	12/08/2014 - 10/19/2016	727	290	0.10
Westmoreland Mining LLC	06/30/2023	169	166	0.06

$11,850	$10,721	3.69%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SAL	5.330%	09/29/2023	10/02/2023	$13,100	U.S. Treasury Note 0.375% due 01/31/2026	$(13,354)	$13,100	$13,106

Total Repurchase Agreements	$(13,354)	$13,100	$13,106

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BMO	5.660%	09/22/2023	11/20/2023	$(661)	$(662)
BOS	5.810	07/11/2023	10/10/2023	(611)	(619)
6.240	09/22/2023	11/03/2023	(5,029)	(5,038)
BPS	4.360	09/15/2023	TBD(3)	EUR	(10,505)	(11,130)

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	September 30, 2023 (Unaudited)

5.500	08/10/2023	10/10/2023	$(3,370)	(3,398)
5.650	02/10/2023	10/17/2023	(716)	(742)
6.010	09/18/2023	03/14/2024	(3,955)	(3,964)
BYR	5.940	09/20/2023	11/20/2023	(1,366)	(1,369)
CDC	5.630	04/04/2023	10/02/2023	(4,344)	(4,466)
5.900	07/05/2023	10/03/2023	(2,704)	(2,744)
5.990	10/02/2023	01/02/2024	(4,371)	(4,371)
5.990	10/03/2023	01/02/2024	(2,704)	(2,704)
6.010	09/11/2023	01/10/2024	(10,699)	(10,736)
6.010	09/15/2023	01/12/2024	(703)	(705)
6.010	09/29/2023	01/29/2024	(295)	(296)
IND	5.980	08/03/2023	02/05/2024	(710)	(717)
6.040	09/19/2023	12/19/2023	(487)	(488)
6.090	09/19/2023	12/19/2023	(1,945)	(1,949)
6.140	09/19/2023	12/19/2023	(640)	(642)
MBC	4.200	09/01/2023	TBD(3)	EUR	(1,245)	(1,321)
RCY	6.110	09/15/2023	03/18/2024	$(307)	(308)
SOG	5.620	04/12/2023	10/12/2023	(2,783)	(2,858)
5.710	07/12/2023	10/12/2023	(2,069)	(2,096)
5.880	08/21/2023	10/24/2023	(1,561)	(1,572)
5.880	09/26/2023	10/24/2023	(335)	(335)
6.030	08/09/2023	01/24/2024	(2,165)	(2,184)
TDM	5.720	09/22/2023	11/24/2023	(4,520)	(4,527)
UBS	4.100	06/08/2023	TBD(3)	EUR	(549)	(587)
6.070	08/28/2023	02/26/2024	$(4,430)	(4,456)

Total Reverse Repurchase Agreements	$(76,984)

(m)	Securities with an aggregate market value of $80,592 and cash of $829 have been pledged as collateral under the terms of master agreements as of September 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(50,927) at a weighted average interest rate of 5.605%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Jaguar Land Rover Automotive	5.000%	Quarterly	06/20/2026	3.735%	EUR	200	$14	$(7)	$7	$0	$(2)
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2026	4.353	1,986	76	(34)	42	0	(4)

$90	$(41)	$49	$0	$(6)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	7,300	$709	$1,621	$2,330	$30	$0
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033	3,700	412	453	865	17	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	300	(1)	209	208	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	$12,700	(1)	348	347	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	6,400	1	176	177	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	06/17/2025	43,420	641	(2,541)	(1,900)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,000	0	46	46	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/15/2026	15,300	249	(1,327)	(1,078)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027	4,900	(1)	564	563	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	21,600	(51)	(2,291)	(2,342)	10	0

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	September 30, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		2,730	(1)	310	309	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027		10,900	(27)	(1,124)	(1,151)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		4,500	(1)	497	496	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027		18,000	(48)	(1,792)	(1,840)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		28,100	106	(2,499)	(2,393)	28	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		15,100	(3)	2,206	2,203	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	08/24/2028		16,100	(4)	2,376	2,372	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		49,900	1,404	(5,492)	(4,088)	60	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		61,800	(6,367)	(2,834)	(9,201)	72	0
Receive	1-Day USD-SOFR Compounded-OIS	1.160	Semi-Annual	04/12/2031		1,400	0	317	317	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	04/12/2031		7,000	(14)	(1,470)	(1,484)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		36,300	2,460	6,505	8,965	0	(42)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		20,100	(281)	4,085	3,804	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		12,500	(1,710)	(729)	(2,439)	20	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		19,000	172	(1,291)	(1,119)	34	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Semi-Annual	06/19/2044		83,100	(2,071)	(9,206)	(11,277)	284	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		3,200	(22)	1,242	1,220	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		8,400	(21)	3,553	3,532	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		8,800	(34)	3,547	3,513	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		1,700	(5)	577	572	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi-Annual	12/11/2050		91,100	18	47,067	47,085	0	(232)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	3,900	97	(150)	(53)	0	(2)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	3,400	62	669	731	0	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		3,600	326	588	914	2	0
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		9,900	139	601	740	0	(30)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024	MXN	100	0	0	0	0	0

							$(3,867)	$44,811	$40,944	$591	$(438)

Total Swap Agreements							$(3,777)	$44,770	$40,993	$591	$(444)

Cash of $11,472 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		10/2023		GBP	294		$365		$6		$0
BPS		10/2023			$40,573		EUR	38,270	1		(112)
		11/2023		CAD	1,652		$1,233		16		0
		11/2023		EUR	36,864		39,113		90		0

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	September 30, 2023 (Unaudited)

CBK	10/2023	BRL	1,763	352	1	0
10/2023	GBP	2,046	2,552	55	0
10/2023	$363	BRL	1,763	0	(13)
11/2023	BRL	1,768	$363	12	0
11/2023	CAD	112	84	1	0
11/2023	PEN	168	45	1	0
GLM	10/2023	MXN	11	1	0	0
10/2023	$123	MXN	2,123	0	(1)
11/2023	DOP	11,596	$204	0	0
11/2023	$354	BRL	1,773	0	(2)
01/2024	DOP	85,180	$1,495	16	0
02/2024	21,643	376	1	0
JPM	11/2023	MXN	3	0	0	0
MBC	10/2023	EUR	47,793	51,667	1,138	0
10/2023	GBP	4,684	5,892	178	0
10/2023	$187	EUR	175	0	(3)
MYI	10/2023	10,158	9,518	0	(95)
RBC	11/2023	CAD	12	$9	0	0
SSB	10/2023	BRL	1,764	363	12	0
TOR	10/2023	$8,533	GBP	7,024	37	0
11/2023	CAD	49	$36	0	0
11/2023	GBP	7,024	8,534	0	(37)

Total Forward Foreign Currency Contracts	$1,565	$(263)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Eskom «	4.650%	Quarterly	06/30/2029	0.033%	$1,500	$0	$67	$67	$0
JPM	Banca Monte Dei Paschi Di	5.000	Quarterly	06/20/2025	2.061	EUR	100	(2)	8	6	0

Total Swap Agreements	$(2)	$75	$73	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	September 30, 2023 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$388	$117,580	$17,490	$135,458
Corporate Bonds & Notes
Banking & Finance	0	27,438	2,102	29,540
Industrials	0	67,019	0	67,019
Utilities	0	14,516	0	14,516
Convertible Bonds & Notes
Industrials	0	970	0	970
Municipal Bonds & Notes
Michigan	0	564	0	564
Puerto Rico	0	4,735	0	4,735
West Virginia	0	1,729	0	1,729
U.S. Government Agencies	0	3,574	2,218	5,792
Non-Agency Mortgage-Backed Securities	0	31,314	52	31,366
Asset-Backed Securities	0	16,079	1,558	17,637
Sovereign Issues	0	8,042	0	8,042
Common Stocks
Communication Services	660	0	138	798
Energy	0	0	41	41
Financials	1,336	0	3,049	4,385
Industrials	0	0	7,904	7,904
Utilities	0	0	5,429	5,429
Rights
Industrials	0	0	112	112
Warrants
Financials	0	0	1	1
Industrials	0	0	110	110
Preferred Securities
Banking & Finance	0	5,544	0	5,544
Real Estate Investment Trusts
Real Estate	1,996	0	0	1,996
Short-Term Instruments
Repurchase Agreements	0	13,100	0	13,100
Argentina Treasury Bills	0	423	0	423
U.S. Treasury Bills	0	152	0	152

Total Investments	$4,380	$312,779	$40,204	$357,363

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	591	0	591
Over the counter	0	1,571	67	1,638

$0	$2,162	$67	$2,229
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(444)	0	(444)
Over the counter	0	(263)	0	(263)

$0	$(707)	$0	$(707)

Total Financial Derivative Instruments	$0	$1,455	$67	$1,522

Totals	$4,380	$314,234	$40,271	$358,885

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:
Category and Subcategory	Beginning Balance at 06/30/2023	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$33,820	$3,885	$(8,578)	$168	$46	$(1,365)	$29	$(10,515)	$17,490	$544
Corporate Bonds & Notes
Banking & Finance	0	0	0	0	0	0	2,102	0	2,102	0
Utilities(3)	412	0	0	1	0	26	0	(439)	0	0
U.S. Government Agencies	2,203	0	(10)	3	3	19	0	0	2,218	19
Non-Agency Mortgage-Backed Securities	55	0	(2)	0	0	(1)	0	0	52	(1)
Asset-Backed Securities	1,990	0	0	3	0	(442)	7	0	1,558	(442)
Common Stocks
Communication Services	158	0	0	0	0	(20)	0	0	138	(20)
Energy	38	0	0	0	0	3	0	0	41	3
Financials	2,610	0	0	0	0	439	0	0	3,049	439
Industrials	8,322	0	0	0	0	(418)	0	0	7,904	(217)

Schedule of Investments PIMCO Income Strategy Fund (Cont.)	September 30, 2023 (Unaudited)

Utilities	0	2,273	0	0	0	3,156	0	0	5,429	3,156
Rights
Industrials(3)	57	0	0	0	0	55	0	0	112	55
Warrants
Financials(3)	0	1	0	0	0	0	0	0	1	0
Industrials	86	0	0	0	0	24	0	0	110	24
Information Technology	4,165	0	(2,252)	0	0	(1,913)	0	0	0	0
Preferred Securities
Industrials	778	0	0	0	0	(779)	0	0	0	0

	$54,694	$6,159	$(10,842)	$175	$49	$(1,215)	$2,138	$(10,954)	$40,204	$3,560
Financial Derivative Instruments - Assets
Over the counter	$65	$18	$0	$0	$0	$(16)	$0	$0	$67	$2

Totals	$54,759	$6,177	$(10,842)	$175	$49	$(1,231)	$2,138	$(10,954)	$40,271	$3,562

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$7,520	Comparable Companies			EBITDA Multiple		X/X	11.000/10.000	—
		5,892	Discounted Cash Flow			Discount Rate			5.310-26.560	19.697
		471	Expected Recovery			Recovery Rate			100.000	—
		1,922	Recent Transaction			Purchase Price			98.000-98.250	98.077
		1,685	Third Party Vendor			Broker Quote			72.500-95.250	94.003
Corporate Bonds & Notes
Banking & Finance		2,102	Expected Recovery			Recovery Rate			54.375	—
U.S. Government Agencies		2,218	Discounted Cash Flow			Discount Rate			13.000	—
Non-Agency Mortgage-Backed Securities		52	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
Asset-Backed Securities		7	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
		1,551	Discounted Cash Flow			Discount Rate			10.000-20.000	16.867
Common Stocks
Communication Services		138	Reference Instrument			Stock Price w/Liquidity Discount			10.000	—
Energy		41	Comparable Companies			EBITDA Multiple		X	3.740	—
Financials		3,049	Indicative Market Quotation/Comparable Companies			Broker Quote/EBITDA Multiple		$/X	22.500/4.000	—
Industrials		5,418	Comparable Companies/Discounted Cash Flow			Revenue Multiple/EBITDA Multiple/Discount Rate		X/X /%	0.530/5.780/10.500	—
		1,048	Discounted Cash Flow			Discount Rate			15.620	—
		1,438	Indicative Market Quotation			Broker Quote			$6.500-26.250	21.002
Utilities		5,414	Comparable Companies			EBITDA Multiple		X	5.000	—
		15	Comparable Companies			Revenue Multiple		X/X	0.550/0.550	—
Rights
Industrials		112	Discounted Cash Flow			Discount Rate			2.750	—
Warrants
Financials		1	Option Pricing			Volatility			40.000	—
Industrials		110	Discounted Cash Flow			Discount Rate			2.750	—

Financial Derivative Instruments – Assets
Over the counter	67	Indicative Market Quotation	Broker Quote	3.271	—

Total	$40,271

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Banking & Finance to Utilities and Financials to industrials since prior fiscal year end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Notes to Financial Statements (Cont.)

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investmentsTransfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BMO	BMO Capital Markets Corporation	DUB	Deutsche Bank AG	RCY	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
BYR	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MYI	Morgan Stanley & Co. International PLC	TOR	The Toronto-Dominion Bank
CDC	Natixis Securities Americas LLC	RBC	Royal Bank of Canada	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	DOP	Dominican Peso	MXN	Mexican Peso
AUD	Australian Dollar	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar

Index/Spread Abbreviations:
EUR001M	1 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate
EUR003M	3 Month EUR Swap Rate	LIBOR06M	6 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
LIBOR01M	1 Month USD-LIBOR	PRIME	Daily US Prime Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap
CLO	Collateralized Loan Obligation